Offerings - Offering: 1	Aug. 08, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	18.26
Maximum Aggregate Offering Price	$ 9,130,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,347.59
Offering Note	FN1 to "Amount Registered": This Registration Statement registers 500,000 additional shares of common stock, par value $0.01 per share ("Common Stock"), of DXC Technology Company (the "Registrant") that may be issued to participants pursuant to the DXC Technology Company 2017 Non-Employee Director Incentive Plan (as amended and/or restated from time to time, the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of Common Stock. FN2 to "Proposed Maximum Offering Price Per Unit": Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and the low price of Common Stock as reported on the New York Stock Exchange on August 7, 2024.